Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost Of Sales [Abstract]
Site maintenance	$ 35,307	$ 26,845	$ 11,937
Payroll, salaries and associated expenses	6,646	6,408	2,823
Insurance	5,835	3,450	1,391
Municipal taxes	3,526	2,133	2,101
Lease	1,083	851	234
Expenses associated with facility construction services	397	751	3,291
Total	$ 52,794	$ 40,438	$ 21,777